Consolidated and Combined statements of financial position - MXN ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents and restricted cash	$ 970,414,857	$ 146,369,734
Trade receivables	64,514,013	16,831,611
VAT receivable	367,794,654	242,079,862
Other receivables	37,146,722	28,341,695
Due from related parties	0	143,549,146
Prepayments	41,508,885	18,792,796
Inventories	11,463,374	1,415,594
Total current assets	1,492,842,505	597,380,438
Property, construction in process and equipment, net	18,815,137,503	17,420,027,969
Investment property	1,340,000,000	1,100,491,490
Right-of-use assets, net	200,165,708	217,037,091
Financial derivative instruments	0	116,923,727
Guarantee deposits	23,318,898	21,480,804
Other assets	1	1
Total non-current assets	20,378,622,110	18,875,961,083
Total assets	21,871,464,615	19,473,341,521
Current Liabilities:
Current installments of long-term debt	3,481,380,489	2,039,355,678
Trade accounts payable and accumulated expenses	629,580,986	399,163,421
Deferred underwriting fee payable	50,076,000	0
Advance from customers	23,459,478	8,263,469
Due to related parties	120,634,508	133,002,659
Lease liabilities	46,051,658	30,006,807
Income tax payable	10,665,198	12,135,180
Employees' statutory profit sharing	2,601,529	2,241,724
Contributions for future net assets	0	3,500,000
Total current liabilities	4,364,449,846	2,627,668,938
Non-current Liabilities:
Long-term debt, excluding current installments	7,692,819,937	4,643,317,136
Due to related parties, excluding current portion	73,837,080	87,302,929
Lease liabilities, excluding current portion	160,662,668	177,954,726
Employee benefits	10,175,001	8,766,021
Other liabilities	86,311,531	62,504,424
Warrant liability	75,827,403	0
Deferred tax liabilities	4,200,798,599	4,031,599,864
Total non-current liabilities	12,300,432,219	9,011,445,100
Total liabilities	16,664,882,065	11,639,114,038
Stockholders' Equity
Net parent investment	0	902,611,512
Common Stock	925,795,890	0
Additional paid in capital	708,945,691	0
Accumulated deficit	(4,769,954,511)	(1,181,044,835)
Other comprehensive income	8,341,795,480	8,112,660,806
Total Stockholders' Equity	5,206,582,550	7,834,227,483
Total Liabilities and Stockholders' Equity	$ 21,871,464,615	$ 19,473,341,521